CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Shares	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Earnings Attributable to Canadian Solar Inc.	Non-Controlling Interest	Total
Balance at Dec. 31, 2016	$ 701,283		$ (8,897)	$ 284,109	$ (91,814)	$ 884,681	$ 14,709	$ 899,390
Balance (in shares) at Dec. 31, 2016	57,830,149
Increase (Decrease) in Stockholders' Equity
Net Income (loss)				99,572		99,572	3,411	102,983
Foreign currency translation adjustment					39,870	39,870	(565)	39,305
Acquisition of subsidiaries							9,994	9,994
Share-based compensation			9,314			9,314		9,314
Exercise of share options	$ 879					879		879
Exercise of share options (in shares)	666,536
Fair value change on derivatives					(2,090)	(2,090)		(2,090)
Balance at Dec. 31, 2017	$ 702,162		417	383,681	(54,034)	1,032,226	27,549	1,059,775
Balance (in shares) at Dec. 31, 2017	58,496,685
Increase (Decrease) in Stockholders' Equity
Net Income (loss)				237,070		237,070	5,361	242,431
Foreign currency translation adjustment					(53,457)	(53,457)	2,880	(50,577)
Cumulative-effect adjustment for the adoption of ASU 2014-09 | ASU 2014-09				1,265		1,265		1,265
Acquisition of subsidiaries							7,703	7,703
Acquisition non-controlling interest's ownership							(6,591)	(6,591)
Share-based compensation			10,258			10,258		10,258
Exercise of share options	$ 769					769		769
Exercise of share options (in shares)	683,939
De-recognition of derivatives					(8,752)	(8,752)		(8,752)
Transfer of equity interest in subsidiaries to non-controlling shareholders							10,470	10,470
Fair value change on derivatives					6,094	6,094		6,094
Balance at Dec. 31, 2018	$ 702,931		10,675	622,016	(110,149)	1,225,473	47,372	$ 1,272,845
Balance (in shares) at Dec. 31, 2018	59,180,624							59,180,624
Increase (Decrease) in Stockholders' Equity
Net Income (loss)				171,585		171,585	(5,030)	$ 166,555
Foreign currency translation adjustment					6,389	6,389	(6,070)	319
Acquisition non-controlling interest's ownership			(4,178)			(4,178)	(9,998)	(14,176)
Repurchase of treasury shares		$ (11,845)				(11,845)		(11,845)
Repurchase of treasury stock (shares)	(609,516)	609,516
Share-based compensation			10,682			10,682		10,682
Exercise of share options	$ 875					875		875
Exercise of share options (in shares)	800,576
Proceeds non-controlling interests							5,650	5,650
Fair value change on derivatives					(5,847)	(5,847)		(5,847)
Balance at Dec. 31, 2019	$ 703,806	$ (11,845)	$ 17,179	$ 793,601	$ (109,607)	$ 1,393,134	$ 31,924	$ 1,425,058
Balance (in shares) at Dec. 31, 2019	59,371,684	609,516						59,371,684